Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Separate [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 63,150	$ 12,194	$ 48,363	$ 19,343
Prepayments, other receivables and other assets	44	36
short-term investments at amortized cost	7,000
Total current assets	70,194	12,230
Non-current assets
Investment in subsidiaries	129,711	94,300
Total non-current assets	252,813	210,043
Total assets	323,007	222,273
Current liabilities
Accounts payable	976	888
Other payables and accruals.	53
Interest payables	10,650
Non-current liabilities due within one year
Financial liabilities at FVTPL		290,368
Total current liabilities	11,719	291,260
Non-current liabilities
Long-term loans
Financial liabilities at FVTPL
Total non-current liabilities
Total liabilities	11,719	291,260
Additional paid-in capital	438,707	6,415
Share option reserve	16,059	11,730
Accumulated deficit	(143,489)	(98,116)
Total shareholders’ (deficit)/equity	311,288	(68,987)
Total liabilities and shareholders’ (deficit)/equity	323,007	222,273
Related Party [Member]
Non-current assets
Due from related parties	123,102	115,743
Current liabilities
Due to related parties	40
Ordinary Shares [Member]
Non-current liabilities
Ordinary shares		4
Class A Ordinary Shares [Member]
Non-current liabilities
Ordinary shares	9
Class B Ordinary Shares [Member]
Non-current liabilities
Ordinary shares	2
Series A Convertible Preferred Shares [Member]
Non-current liabilities
Ordinary shares		$ 10,980